Statement of Stockholders' Equity (Unaudited) - March G L [Member] - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Total Stockholders Equity [Member]
Balance – July 31, 2024 at Mar. 30, 2025
Beginning balance, shares at Mar. 30, 2025
Issuance of Common Stock	$ 46	1,150,194			1,150,240
Issuance of Common Stock, shares	45,600
Net Loss				(445,105)	(445,105)
Balance – October 31, 2024 at Jun. 30, 2025	$ 46	1,150,194		(445,105)	705,135
Ending balance, shares at Jun. 30, 2025	46,600
Balance – July 31, 2024 at Mar. 30, 2025
Beginning balance, shares at Mar. 30, 2025
Balance – October 31, 2024 at Sep. 30, 2025	$ 96	4,051,524	(25,000)	(3,091,094)	935,526
Ending balance, shares at Sep. 30, 2025	96,300
Balance – October 31, 2024 at Jun. 30, 2025	$ 46	1,150,194		(445,105)	705,135
Ending balance, shares at Jun. 30, 2025	46,600
Balance – October 31, 2024 at Sep. 30, 2025	$ 96	4,051,524	(25,000)	(3,091,094)	935,526
Ending balance, shares at Sep. 30, 2025	96,300
Balance – July 31, 2024 at Jun. 30, 2025	$ 46	1,150,194		(445,105)	705,135
Beginning balance, shares at Jun. 30, 2025	46,600
Issuance of Common Stock	$ 50	2,901,330	(25,000)		2,876,380
Issuance of Common Stock, shares	51,700
Net Loss				(2,645,989)	(2,645,989)
Balance – October 31, 2024 at Sep. 30, 2025	$ 96	4,051,524	(25,000)	(3,091,094)	935,526
Ending balance, shares at Sep. 30, 2025	96,300
Balance – October 31, 2024 at Sep. 30, 2025	$ 96	$ 4,051,524	$ (25,000)	$ (3,091,094)	$ 935,526
Ending balance, shares at Sep. 30, 2025	96,300